Tradr 2X Long AXTI Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$220,095,269
TOTAL NET ASSETS — 100.0%	$220,095,269

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	AXT, Inc.	Receive	18.63% (OBFR01* + 1500bps)	At Maturity	5/27/2027	$77,172,284	$-	$(36,264,614)
Marex	AXT, Inc.	Receive	11.13% (OBFR01* + 750bps)	At Maturity	5/24/2027	365,240,412	-	9,089,228
TOTAL EQUITY SWAP CONTRACTS								$(27,175,386)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.